Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$ 1,463	$ 2,289	$ 2,356
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	1,725	3,889	2,358
Operating lease liability settled through termination of lease:
Operating leases	$ 705	$ 144	$ 2,301